Stockholders' Deficit (Details Narrative) (10K) - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jun. 22, 2009	Jan. 01, 2006
Common stock, par value				$ 0.00
Common stock, shares authorized	6,458,657	6,458,657	6,458,657
Common stock, shares issued	6,458,657	6,458,657	6,458,657	790,000
Warrants to purchase number of common stock		675,000
Warrants to purchase, per share		$ 1			$ 0.50
Common stock, issued value				$ 79,000
Board of Directors [Member]
Common stock, par value		$ 0.50					$ 0.50
Common stock, shares issued		675,000					675,000
Warrants to purchase number of common stock							675,000
Warrants to purchase, per share							$ 1
Michael Grove [Member]
Common stock, shares issued						50,000
Colorado Corporation [Member]
Common stock, shares issued		4,943,657